Convertible Debts	12 Months Ended
Jun. 30, 2025
Convertible Debts [Abstract]
CONVERTIBLE DEBTS
12.	CONVERTIBLE DEBTS

The balance of convertible debts as of June 30, 2025 and 2024 consisted of the following:

	As of June 30,
	2025	2024
Debt from Shenzhen Deju	$885,728	$873,101
Debt from Early Bird Capital, Inc.	1,525,825	-
Less: Debt issuance costs	-	(1,098)
Total convertible debt, current	$2,411,553	$872,003

Debt from Shenzhen Deju

In December 2021, the Group entered into a debt agreement with Shenzhen Deju Brothers No.2 Enterprise Management Partnership (“Shenzhen Deju”), pursuant to which Shenzhen Deju would provide US$885,728 (RMB6,345,000) of debt which can be converted into 755,383 shares of Series A Convertible Redeemable Preferred Shares (defined below) at US$1.18 per share in the form of warrant at Shenzhen Deju’s request. The warrant in nature is a conversion option of the debt, which can be exercised once Shenzhen Deju completes the foreign exchange registration procedures for Overseas Direct Investment (“ODI”) under State Administration for Foreign Exchange (“SAFE”) requirements. The debt must be repaid by the Group to Shenzhen Deju in full either in cash or in certain amount of Series A Convertible Redeemable Preferred Shares converted at US$1.18 per share upon maturity date. The Group received US$885,728 (RMB6,345,000) cash in January 2022.

The Group is obligated to pay interests at 3% simple interest per annum accrued from the remittance date to the earlier maturity date of: (i) ten years after Shenzhen Deju remitting the debt, or (ii) two months after the Shenzhen Deju exercising the warrant. On February 13, 2023, the Group entered into a settlement agreement with Shenzhen Deju, pursuant to which the maturity date was amended to the earlier of (i) October 1, 2023, or (ii) two months after Shenzhen Deju exercising the warrant. And Shenzhen Deju had the option (i) to require the Group to repay the principal amount of the debt plus interest or (ii) to convert to Series A Convertible Redeemable Preferred Shares, before the maturity date.

On August 30, 2023, the Group signed the second settlement agreement with Shenzhen Deju, which extended the maturity date to June 30, 2024, on the assumption that the Group would get listed by June 30, 2024. On July 3, 2024, the Group signed the third settlement agreement with Shenzhen Deju, which extended the maturity date to August 31, 2024, on the assumption that the Group would get listed by August 31, 2024. On August 27, 2024, the Group signed the fourth settlement agreement with Shenzhen Deju, which extended the maturity date to September 30, 2024. On October 2, 2024, the Group signed the fifth settlement agreement with Shenzhen Deju, which extended the maturity date to October 31, 2024. On March 25, 2025, the Group signed the sixth settlement agreement with Shenzhen Deju, which extended the maturity date to April 30, 2025. On April 24, 2025, the Group signed the seventh settlement agreement with Shenzhen Deju, which extended the maturity date to May 30, 2025. On May 31, 2025, the Group signed the eighth settlement agreement with Shenzhen Deju, which extended the maturity date to June 30, 2025. On August 22, 2025, Shenzhen Deju exercised the conversion option and the debt from Shenzhen Deju is converted into 365,673 ordinary shares of the Company, which is equivalent to 755,383 shares of Series A Convertible Redeemable Preferred Shares of Scage International prior to the Business Combination.

Accounting for the debt with a conversion option in the form of warrant

The Group determined that the above warrant issued to Shenzhen Deju is not freestanding financial instruments, which in nature is a conversion option of the debt, as the debt must be repaid by the Group to Shenzhen Deju in full either in cash or in certain amount of Series A Convertible Redeemable Preferred Shares converted at US$1.18 per share upon maturity date. The combined instruments issued to Shenzhen Deju is substantially equivalent to convertible debt. The convertible debt from Shenzhen Deju does not meet the net settlement criterion pursuant to ASC 815-10-15-99. Therefore, the embedded conversion option is not a derivative instrument under ASC 815, neither shall be separated from the host debt.

The Group accounted for the convertible debt as a liability, which is subsequently stated at amortized cost with any difference between the initial carrying value and the debt issuance costs using the effective interest method over the period from the issuance date to the maturity date. The payment of interest is contingent upon the occurrence of certain conditions. The Group only accrues interest when conditions are considered probable. The amendments on extension of maturity date was not accounted for debt extinguishment, as the cash flow effect resulting from the changed terms on a present value basis is less than 10 percent, and the modification on the debt instrument is not considered to be substantially different.

The unamortized debt issuance costs of nil and US$1,098 were presented as a direct deduction from the principal amount of the convertible debt in the consolidated balance sheets as of June 30, 2025 and 2024.

Debt from Early Bird Capital, Inc. (“EBC”)

On June 26, 2025, the Company entered into two Promissory Note Agreements with EarlyBirdCapital, Inc. (the “Lender”) for a total amount of $2,518,750, in order to convert the overdue service fees payable to the Lender into two convertible debts.

For the first Promissory Note Agreement, the principal balance of $1,509,375 together with all interest accrued at 8% per annum shall be due and payable on June 26, 2026 (“Maturity Date”). Prior to or on the Maturity Date, the Lender may, in its discretion, convert all or part of the principal and/or accrued interest into the ordinary shares of the Company (the “Conversion Shares”) at the conversion price equal to the lesser of (a) 90% of the volume weighted average price per ordinary share of the Company for the five trading days immediately prior to written notice of conversion sent by Lender and (b) $10.00 per share.

For the second Promissory Note Agreement, the principal balance of $1,009,375 shall be due and payable in two equal installments on September 26, 2025 and December 26, 2025 (each such date, a “Maturity Date”), together with all interest accrued at 8% per annum. Prior to or on the Maturity Date, the Lender may, in its discretion, convert all or part of the principal and/or accrued interest into the ordinary shares of the Company (the “Conversion Shares”) at the conversion price equal to the lesser of (a) 90% of the volume weighted average price per ordinary share of the Company for the five trading days immediately prior to written notice of conversion sent by Lender and (b) $10.00 per share. Additionally, 1,000,000 ordinary shares of the Company held by Kunshan Taimingtang Investment Center Limited Partnership (“Pledging Shareholder”), were pledged as collateral to guarantee the repayment obligation of the Company under this note. The guarantee is a limited guarantee, and the Lender’s sole recourse against the Pledging Shareholder is to exercise its rights against the 1,000,000 pledged shares. The pledging shareholder has no personal liability for the guaranteed obligations beyond the value of this collateral.

If the Promissory Notes Agreements are not repaid on the Maturity Date or such earlier date as to which the repayment obligation may be accelerated pursuant to the agreement terms, the rate of interest applicable to the remaining unpaid principal amount shall be adjusted to 15% per annum from the Maturity Date (or such earlier date if the obligation to repay the Promissory Note is accelerated) until the date of repayment. As of the issuance date of this consolidated financial statement, the Group was in default of the first installment of the second Promissory Note Agreement. Accordingly, the unpaid principal amount of $1,009,375 is subject to the adjusted annual interest rate of 15%, which accrues from September 26, 2025 until the date of full repayment.

Accounting for the debt with a conversion option in the scope of ASC 815

The Group determined that embedded conversion option in the two Promissory Notes issued to Early Bird Capital, Inc. is not a freestanding instrument, as the debt (principal plus interests accrued) must be repaid by the Group to EBC in full either in cash or in a variable number of shares, at a price per share is the lesser of (a) 90% of the volume-weighted average price (VWAP) for the five trading days prior to the conversion notice, or (b) $10.00 per share, upon maturity date. The combined hybrid instruments issued to EBC is substantially equivalent to convertible debt.

The Group has not elected the fair value option for these instruments. The embedded conversion options within both Promissory Notes must be bifurcated from their host debt contracts and accounted for separately as derivative liabilities. This accounting treatment is required under ASC 815 because: (1) the economic characteristics and risks of the equity-based conversion options are not considered clearly and closely related to the economic characteristics of the host debt instruments; (2) the hybrid instrument is not remeasured at fair value with changes in fair value reported in earnings as they occur; and (3) the conversion option itself as a separate instrument meets the definition of a derivative instrument under ASC 815-10-15-83.

At contract inception, the fair value of the bifurcated conversion options is recognized as a derivative liability, and the remaining face value of the Promissory Notes are allocated to the host debt. This allocation creates a debt discount, which is the difference between the face value of the Promissory Notes and the amount allocated to the host debt. At each subsequent reporting date, the derivative liability is remeasured to its fair value, with any changes in fair value recognized in earnings. The host debt is accounted for at amortized cost using the effective interest method. The debt discount is amortized as interest expense over the respective lives of the Promissory Notes.